United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 01/31/17

Item 1.	Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—97.3%[1]
		Consumer Discretionary—11.0%
31,843	[2]	AMC Networks, Inc.	$1,826,196
46,709		Aaron's, Inc.	1,445,176
93,583		American Eagle Outfitters, Inc.	1,414,039
24,179	[3]	Big Lots, Inc.	1,208,950
34,788		Brinker International, Inc.	1,548,066
48,126		Brunswick Corp.	2,880,822
9,808	[2]	Buffalo Wild Wings, Inc.	1,481,008
31,166		CST Brands, Inc.	1,501,578
34,138	[2]	Cabela's, Inc., Class A	1,907,973
2,452		Cable One, Inc.	1,550,596
40,998		CalAtlantic Group, Inc.	1,429,600
25,690		Carter's, Inc.	2,151,538
24,796		Cheesecake Factory, Inc.	1,494,207
70,231		Chicos Fas, Inc.	947,416
6,543		Churchill Downs, Inc.	937,939
58,098		Cinemark Holdings, Inc.	2,469,165
10,213	[3]	Cracker Barrel Old Country Store, Inc.	1,614,267
77,267		Dana, Inc.	1,556,157
16,650	[2]	Deckers Outdoor Corp.	959,040
43,864		DeVry Education Group, Inc.	1,469,444
46,627		Dick's Sporting Goods, Inc.	2,405,953
25,287		Domino's Pizza, Inc.	4,413,593
49,140		Dunkin' Brands Group, Inc.	2,548,892
36,039	[2]	Fossil Group, Inc.	921,517
56,689		GameStop Corp.	1,388,314
149,050		Gentex Corp.	3,113,654
2,303		Graham Holdings, Co.	1,196,524
19,296		HSN, Inc.	680,184
20,018	[2]	Helen of Troy Ltd.	1,867,679
11,453		International Speedway Corp., Class A	419,752
13,272		Jack in the Box, Inc.	1,432,314
45,872		KB Home	751,383
68,545	[2]	Kate Spade & Co.	1,268,768
70,878	[2]	Live Nation Entertainment, Inc.	2,028,528
20,585		Meredith Corp.	1,261,861
20,540	[2]	Murphy USA, Inc.	1,308,398
1,923	[2]	NVR, Inc.	3,572,934
63,819		New York Times Co., Class A	861,557
284,964		Office Depot, Inc.	1,268,090
11,872	[2]	Panera Bread Co.	2,481,960
13,948	[3]	Papa Johns International, Inc.	1,188,649
165,477	[2,3]	Penney (J.C.) Co., Inc.	1,100,422
26,302	[3]	Polaris Industries, Inc.	2,211,209
22,162		Pool Corp.	2,339,421
6,892	[2,3]	RH	186,222
74,254	[2]	Sally Beauty Holdings, Inc.	1,767,245
104,247		Service Corp. International	3,036,715
1

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
70,402	[2]	Skechers USA, Inc., Class A	$1,768,498
26,051	[2]	Sothebys Holdings, Inc., Class A	1,034,485
40,917	[2]	TRI Pointe Group, Inc.	502,052
26,807	[2,3]	Tempur Sealy International, Inc.	1,152,701
35,436		Texas Roadhouse, Inc.	1,652,735
74,792		The Wendy's Co.	1,011,936
24,781		Thor Industries, Inc.	2,564,834
27,524		Time, Inc.	529,837
81,952	[2]	Toll Brothers, Inc.	2,570,015
28,435		Tupperware Brands Corp.	1,716,337
31,122	[2]	Vista Outdoor, Inc.	896,625
31,560		Wiley (John) & Sons, Inc., Class A	1,738,956
44,105		Williams-Sonoma, Inc.	2,126,302
		TOTAL	98,080,228
		Consumer Staples—4.2%
231,470	[2]	Avon Products, Inc.	1,358,729
20,579		Casey's General Stores, Inc.	2,364,527
50,483		Dean Foods Co.	1,002,592
29,576	[2]	Edgewell Personal Care Co.	2,331,772
32,507		Energizer Holdings, Inc.	1,640,628
101,324		Flowers Foods, Inc.	2,037,626
43,923	[2]	Hain Celestial Group, Inc.	1,737,594
39,096		Ingredion, Inc.	5,011,716
76,091		Lamb Weston Holdings, Inc.	2,842,760
7,208		Lancaster Colony Corp.	944,608
40,007	[2]	Post Holdings, Inc.	3,347,786
46,080		Snyders-Lance, Inc.	1,768,551
73,311	[2]	Sprouts Farmers Market, Inc.	1,368,716
7,353	[2,3]	The Boston Beer Co., Inc., Class A	1,130,156
7,547	[3]	Tootsie Roll Industries, Inc.	282,635
30,137	[2]	TreeHouse Foods, Inc.	2,286,796
26,990	[2]	United Natural Foods, Inc.	1,233,443
92,720	[2]	WhiteWave Foods Company, Class A	5,105,163
		TOTAL	37,795,798
		Energy—3.7%
89,718		CONSOL Energy, Inc.	1,519,823
211,419	[2]	Denbury Resources, Inc.	708,254
29,724	[2,3]	Diamond Offshore Drilling, Inc.	486,879
18,688	[2]	Dril-Quip, Inc.	1,162,394
51,186	[2]	Energen Corp.	2,758,413
202,659		Ensco PLC	2,213,036
78,011	[2]	Gulfport Energy Corp.	1,630,430
79,625		HollyFrontier Corp.	2,306,736
177,538		Nabors Industries Ltd.	2,884,992
195,624		Noble Corp. PLC	1,320,462
51,076		Oceaneering International, Inc.	1,422,467
15,889	[2]	Oil States International, Inc.	627,615
83,664		Patterson-UTI Energy, Inc.	2,345,939
125,327	[2]	QEP Resources, Inc.	2,185,703
88,271	[2]	Rowan Companies PLC	1,581,816
51,074		SM Energy Co.	1,558,268
2

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
78,645	[2]	Superior Energy Services, Inc.	$1,389,657
175,089	[2]	WPX Energy, Inc.	2,438,990
30,879		Western Refining, Inc.	1,081,074
38,222		World Fuel Services Corp.	1,700,115
		TOTAL	33,323,063
		Financials—16.6%
7,456	[2]	Alleghany Corp.	4,559,866
39,613		American Financial Group, Inc., Ohio	3,413,452
30,306		Aspen Insurance Holdings Ltd.	1,709,258
95,793		Associated Banc Corp.	2,423,563
45,794		Bancorpsouth, Inc.	1,360,082
23,623		Bank of Hawaii Corp.	2,029,452
49,363		Bank of the Ozarks, Inc.	2,708,548
50,469		Berkley, W. R. Corp.	3,392,021
61,973		Brown & Brown	2,610,922
44,264		CBOE Holdings, Inc.	3,524,300
114,192		CNO Financial Group, Inc.	2,159,371
40,526		Cathay Bancorp, Inc.	1,476,767
29,359		Chemical Financial Corp.	1,451,215
47,761		Commerce Bancshares, Inc.	2,699,929
29,583		Cullen Frost Bankers, Inc.	2,644,720
77,483		East West Bancorp, Inc.	3,985,726
62,243		Eaton Vance Corp.	2,609,849
29,377		Endurance Specialty Holdings Ltd.	2,722,954
21,276		Everest Re Group Ltd.	4,679,231
83,501		FNB Corp.	1,247,505
21,708		FactSet Research Systems	3,756,569
49,328	[4]	Federated Investors, Inc.	1,283,021
46,507		First American Financial Corp.	1,747,733
102,063		First Horizon National Corp.	2,041,260
92,253		Fulton Financial Corp.	1,679,005
373,406	[2]	Genworth Financial, Inc., Class A	1,254,644
41,593		Hancock Holding Co.	1,907,039
22,320		Hanover Insurance Group, Inc.	1,873,541
28,775		International Bancshares Corp.	1,067,552
78,356		Janus Capital Group, Inc.	979,450
27,275		Kemper Corp.	1,178,280
61,635		Legg Mason, Inc.	1,953,213
28,482		MB Financial, Inc.	1,268,303
55,302		MSCI, Inc., Class A	4,576,240
19,923		Marketaxess Holdings, Inc.	3,730,582
20,844		Mercury General Corp.	1,318,383
233,015		New York Community Bancorp, Inc.	3,539,498
134,216		Old Republic International Corp.	2,791,693
65,397		PacWest Bancorp	3,622,994
25,362		Primerica, Inc.	1,913,563
50,452		PrivateBancorp, Inc.	2,757,706
36,840		Prosperity Bancshares, Inc.	2,675,689
66,699		Raymond James Financial, Inc.	4,997,756
33,377		Reinsurance Group of America, Inc.	4,187,812
21,168		RenaissanceRe Holdings Ltd.	2,885,622
3

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
71,408		SEI Investments Co.	$3,464,002
225,392	[2]	SLM Holding Corp.	2,677,657
31,382	[2]	Signature Bank	4,943,293
26,755	[2]	Stifel Financial Corp.	1,346,579
27,620	[2]	SVB Financial Group	4,756,993
75,427		Synovus Financial Corp.	3,143,797
92,181		TCF Financial Corp.	1,599,340
38,306		Trustmark Corp.	1,287,848
23,261		UMB Financial Corp.	1,794,354
139,776		Umpqua Holdings Corp.	2,559,299
96,535		Valley National Bancorp	1,169,039
22,591		Waddell & Reed Financial, Inc., Class A	407,768
47,189		Washington Federal, Inc.	1,550,159
49,956		Webster Financial Corp. Waterbury	2,623,689
64,663	[3]	WisdomTree Investments, Inc.	666,029
		TOTAL	148,385,725
		Health Care—7.0%
21,474	[2]	Abiomed, Inc.	2,284,189
47,643	[2]	Akorn, Inc.	909,981
39,857	[2]	Align Technology, Inc.	3,654,488
138,906	[2]	Allscripts Healthcare Solutions, Inc.	1,626,589
8,620	[2]	Bio Rad Laboratories, Inc., Class A	1,638,490
20,506		Bio-Techne Corp.	2,086,486
67,406	[2]	Catalent, Inc.	1,803,785
26,237	[2]	Charles River Laboratories International, Inc.	2,119,950
56,065	[2]	Globus Medical, Inc.	1,477,873
24,734	[2]	Halyard Health, Inc.	951,517
49,690		HealthSouth Corp.	1,928,966
33,292		Hill-Rom Holdings, Inc.	1,959,900
13,830	[2]	LifePoint Health, Inc.	820,811
23,815	[2]	Livanova PLC	1,145,621
48,364	[2]	MEDNAX, Inc.	3,305,679
30,697	[2]	Molina Healthcare, Inc.	1,741,134
20,243	[2]	NuVasive, Inc.	1,432,597
35,104		Owens & Minor, Inc.	1,259,532
28,936	[2]	Parexel International Corp.	2,051,273
36,703	[2]	Prestige Brands Holdings, Inc.	1,936,450
76,131		ResMed, Inc.	5,141,888
46,440		STERIS PLC	3,289,345
22,921		Teleflex, Inc.	3,844,539
18,105	[2]	Tenet Healthcare Corp.	318,467
23,052	[2]	United Therapeutics Corp.	3,771,999
43,107	[2]	VCA, Inc.	3,905,494
26,645	[2]	Wellcare Health Plans, Inc.	3,877,913
33,745		West Pharmaceutical Services, Inc.	2,855,839
		TOTAL	63,140,795
		Industrials—14.5%
82,220	[2]	AECOM	3,036,385
28,246		AGCO Corp.	1,773,849
34,972	[2]	Avis Budget Group, Inc.	1,301,658
46,672		B/E Aerospace, Inc.	2,868,928
4

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
31,042		CLARCOR, Inc.	$2,570,588
33,453		Carlisle Cos., Inc.	3,650,057
18,352		Ceb, Inc.	1,403,010
26,497	[2]	Clean Harbors, Inc.	1,470,584
46,384	[2]	Copart, Inc.	2,631,828
25,284		Crane Co.	1,821,459
27,690		Curtiss Wright Corp.	2,715,281
26,017		Deluxe Corp.	1,895,338
69,513		Donaldson Co., Inc.	2,936,924
11,260	[2]	Dycom Industries, Inc.	908,232
33,363		Emcor Group, Inc.	2,325,067
22,315		EnerSys, Inc.	1,739,454
20,459	[2]	Esterline Technologies Corp.	1,752,313
32,012	[2]	FTI Consulting, Inc.	1,348,986
14,042		GATX Corp.	811,908
31,258	[2]	Genesee & Wyoming, Inc., Class A	2,355,603
28,816		Graco, Inc.	2,581,625
13,525		Granite Construction, Inc.	759,158
31,408		HNI Corp.	1,583,277
26,558		Hubbell, Inc.	3,242,201
24,949		Huntington Ingalls Industries, Inc.	4,839,108
39,500		IDEX Corp.	3,561,320
45,452		ITT, Inc.	1,857,623
170,113	[2]	Jet Blue Airways Corp.	3,335,916
67,487		Joy Global, Inc.	1,897,734
79,756		KBR, Inc.	1,356,650
27,145	[2]	KLX, Inc.	1,329,834
43,848		Kennametal, Inc.	1,567,128
28,239	[2]	Kirby Corp.	1,820,004
22,797		Landstar System, Inc.	1,928,626
17,799		Lennox International, Inc.	2,791,061
32,775		Lincoln Electric Holdings	2,732,452
10,290		MSA Safety, Inc.	734,192
23,704		MSC Industrial Direct Co.	2,421,364
36,527		Manpower Group, Inc.	3,486,867
31,500		Miller Herman, Inc.	982,800
76,501	[2]	NOW, Inc.	1,626,411
27,664		Nordson Corp.	3,140,694
36,267	[2]	Old Dominion Freight Lines, Inc.	3,201,651
26,028		Orbital ATK, Inc.	2,263,135
45,850		OshKosh Truck Corp.	3,192,535
29,740		Regal Beloit Corp.	2,159,124
53,444		Rollins, Inc.	1,884,435
77,454		Smith (A.O.) Corp.	3,775,882
18,369	[2]	Teledyne Technologies, Inc.	2,256,999
55,733		Terex Corp.	1,772,309
37,508		Timken Co.	1,665,355
56,420		Toro Co.	3,324,831
65,281		Trinity Industries, Inc.	1,797,839
29,401		Triumph Group, Inc.	786,477
11,979		Valmont Industries, Inc.	1,724,976
5

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
46,970		Wabtec Corp.	$4,069,481
13,763		Watsco, Inc.	2,102,161
26,658		Werner Enterprises, Inc.	749,090
35,593		Woodward, Inc.	2,478,697
		TOTAL	130,098,474
		Information Technology—17.3%
57,183	[2,3]	3D Systems Corp.	942,948
38,430	[2]	ACI Worldwide, Inc.	745,542
41,420	[2]	Acxiom Corp.	1,081,062
363,297	[2]	Advanced Micro Devices, Inc.	3,767,390
50,479	[2]	Ansys, Inc.	4,707,671
115,209	[2]	Arris International PLC	3,292,673
46,323	[2]	Arrow Electronics, Inc.	3,405,667
67,637		Avnet, Inc.	3,141,062
21,728		Belden, Inc.	1,661,540
64,490		Broadridge Financial Solutions	4,290,520
216,246		Brocade Communications Systems, Inc.	2,696,588
79,047		CDK Global, Inc.	4,944,390
74,430	[2]	CIENA Corp.	1,811,626
152,728	[2]	Cadence Design Systems, Inc.	3,975,510
33,657	[2]	Cirrus Logic, Inc.	2,030,190
45,387		Cognex Corp.	3,066,346
30,376	[2]	Commvault Systems, Inc.	1,491,462
67,641		Computer Sciences Corp.	4,207,270
37,130	[2]	Comscore, Inc.	1,245,711
52,880		Convergys Corp.	1,312,482
57,494	[2]	CoreLogic, Inc.	2,027,813
52,284	[2]	Cree, Inc.	1,441,993
131,335		Cypress Semiconductor Corp.	1,549,753
17,160		DST Systems, Inc.	1,975,974
22,189		Diebold Nixdorf, Inc.	603,541
16,554		Fair Isaac & Co., Inc.	2,041,108
92,470	[2]	Fortinet, Inc.	3,075,552
43,058	[2]	Gartner Group, Inc., Class A	4,278,243
42,395		Henry Jack & Associates, Inc.	3,806,223
19,193	[2]	IPG Photonics Corp.	2,207,003
71,564	[2]	Integrated Device Technology, Inc.	1,802,697
22,959		InterDigital, Inc.	2,144,371
73,710		Intersil Holding Corp.	1,653,315
26,235		j2 Global, Inc.	2,198,755
78,371		Jabil Circuit, Inc.	1,879,337
89,104	[2]	Keysight Technologies, Inc.	3,303,085
47,560	[2,3]	Knowles Corp.	857,031
67,312		Leidos Holdings, Inc.	3,252,516
12,005		Littelfuse, Inc.	1,893,309
38,636	[2]	Manhattan Associates, Inc.	1,980,481
34,735		Maximus, Inc.	1,915,288
58,620		Mentor Graphics Corp.	2,163,664
60,571	[2]	Microsemi Corp.	3,219,349
20,475		Monolithic Power Systems	1,786,239
76,351	[2]	NCR Corp.	3,284,620
6

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
58,941		National Instruments Corp.	$1,851,926
35,336	[2]	NetScout Systems, Inc.	1,176,689
28,480	[2]	Neustar, Inc., Class A	945,536
61,863	[2]	PTC, Inc.	3,252,138
18,671		Plantronics, Inc.	1,056,405
24,583		Science Applications International Corp.	2,001,548
21,906	[2]	Silicon Laboratories, Inc.	1,428,271
19,047	[2]	Synaptics, Inc.	1,073,870
15,560		Synnex Corp.	1,870,001
78,948	[2]	Synopsys, Inc.	4,965,040
19,295	[2]	Tech Data Corp.	1,650,880
123,453		Teradyne, Inc.	3,503,596
15,626	[2]	The Ultimate Sortware Group, Inc.	3,026,131
147,233	[2]	Trimble, Inc.	4,361,041
14,652	[2]	Tyler Technologies, Inc.	2,139,485
61,890	[2]	Verifone Systems, Inc.	1,124,541
72,879	[2]	Versum Materials, Inc.	2,036,968
21,082	[2]	ViaSat, Inc.	1,368,433
70,042		Vishay Intertechnology, Inc.	1,162,697
16,509	[2]	WEX, Inc.	1,887,474
12,491	[2,3]	WebMd Health Corp.	623,176
28,289	[2]	Zebra Technologies Co., Class A	2,366,941
		TOTAL	155,031,697
		Materials—7.5%
38,076	[3]	Allegheny Technologies, Inc.	827,391
32,069		Aptargroup, Inc.	2,340,075
32,563		Ashland Global Holdings, Inc.	3,875,974
51,486		Bemis Co., Inc.	2,508,398
41,204		Cabot Corp.	2,281,465
22,738		Carpenter Technology Corp.	909,975
96,392		Chemours Co./The	2,546,677
79,901		Commercial Metals Corp.	1,632,377
12,519		Compass Minerals International, Inc.	1,046,588
22,270		Domtar Corp.	972,976
29,988		Eagle Materials, Inc.	3,136,145
14,797		Greif, Inc., Class A	852,011
75,350	[2]	Louisiana-Pacific Corp.	1,441,446
18,193		Minerals Technologies, Inc.	1,458,169
4,983		Newmarket Corp.	2,148,520
70,888		Olin Corp.	1,857,974
87,689	[2]	Owens-Illinois, Inc.	1,657,322
50,537		Packaging Corp. of America	4,658,501
46,313		Polyone Corp.	1,579,736
62,703		RPM International, Inc.	3,276,859
37,443		Reliance Steel & Aluminum Co.	2,982,335
33,261		Royal Gold, Inc.	2,400,446
19,049		Scotts Co.	1,751,937
22,804		Sensient Technologies Corp.	1,750,207
20,464		Silgan Holdings, Inc.	1,197,349
54,587		Sonoco Products Co.	2,999,556
140,919		Steel Dynamics, Inc.	4,764,471
7

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
90,797		United States Steel Corp.	$2,969,970
38,974		Valspar Corp.	4,313,253
31,016		Worthington Industries, Inc.	1,482,255
		TOTAL	67,620,358
		Real Estate—10.1%
14,668		Alexander and Baldwin, Inc.	653,019
38,041		Alexandria Real Estate Equities, Inc.	4,215,704
70,964		American Campus Communities, Inc.	3,450,270
41,001		Camden Property Trust	3,426,454
43,156		Care Capital Properties, Inc.	1,066,385
74,030		Communications Sales & Leasing, Inc.	1,945,508
64,695		CoreCivic, Inc.	1,878,743
64,936		Corporate Office Properties Trust	2,066,263
235,793		Cousins Properties, Inc.	2,004,240
57,637		DCT Industrial Trust, Inc.	2,575,798
88,180		Douglas Emmett, Inc.	3,336,731
187,864		Duke Realty Corp.	4,570,731
35,007		EPR Properties	2,589,468
28,043		Education Realty Trust, Inc.	1,127,609
50,161		Equity One, Inc.	1,564,522
61,930		First Industrial Realty Trust	1,600,890
64,438		Healthcare Realty Trust, Inc.	1,946,672
52,712		Highwoods Properties, Inc.	2,709,924
101,410		Hospitality Properties Trust	3,156,893
19,704		Jones Lang LaSalle, Inc.	2,030,103
50,609		Kilroy Realty Corp.	3,788,084
45,178		Lamar Advertising Co., Class A	3,411,843
62,361		LaSalle Hotel Properties	1,881,431
80,205		Liberty Property Trust	3,079,070
19,357		Life Storeage, Inc.	1,576,628
45,091		Mack-Cali Realty Corp.	1,263,450
133,588		Medical Properties Trust, Inc.	1,703,247
80,134		National Retail Properties, Inc.	3,493,842
106,439		Omega Healthcare Investors	3,413,499
23,611		Potlatch Corp.	972,773
50,249	[2]	Quality Care Properties, Inc.	927,597
48,707		Rayonier, Inc.	1,358,438
56,730		Regency Centers Corp.	3,955,783
131,037		Senior Housing Properties Trust	2,496,255
53,228		Tanger Factory Outlet Centers, Inc.	1,819,865
37,998		Taubman Centers, Inc.	2,691,778
45,436		Urban Edge Properties	1,270,845
142,133		Washington Prime Group, Inc.	1,371,583
65,010		Weingarten Realty Investors	2,316,306
		TOTAL	90,708,244
		Telecommunication Services—0.2%
46,635		Telephone and Data System, Inc.	1,429,363
		Utilities—5.2%
93,199		Aqua America, Inc.	2,834,181
54,525		Atmos Energy Corp.	4,153,714
20,976		Black Hills Corp.	1,312,049
8

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
117,215		Great Plains Energy, Inc.	$3,229,273
70,692		Hawaiian Electric Industries, Inc.	2,366,768
25,649		Idacorp, Inc.	2,052,433
103,019		MDU Resources Group, Inc.	3,023,608
52,660		National Fuel Gas Co.	2,956,859
45,246		New Jersey Resources Corp.	1,705,774
25,042		Northwestern Corp.	1,430,149
104,831		OGE Energy Corp.	3,516,032
26,327		ONE Gas, Inc.	1,701,251
29,054		PNM Resources, Inc.	999,457
24,373		Southwest Gas Holdings, Inc.	1,963,733
101,410		UGI Corp.	4,702,382
43,582		Vectren Corp.	2,392,216
21,582		WGL Holdings, Inc.	1,768,429
73,697		Westar Energy, Inc.	4,030,489
		TOTAL	46,138,797
		TOTAL COMMON STOCKS (IDENTIFIED COST $527,337,602)	871,752,542
		INVESTMENT COMPANIES—4.2%[4]
13,067,520	[5]	Federated Government Obligations Fund, Institutional Shares, 0.44%[6]	13,067,520
24,306,990		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[6]	24,309,421
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $37,375,273)	37,376,941
		TOTAL INVESTMENTS—101.5% (IDENTIFIED COST $564,712,875)[7]	909,129,483
		OTHER ASSETS AND LIABILITIES-NET—(1.5)%[8]	(13,688,650)
		TOTAL NET ASSETS—100%	$895,440,833
At January 31, 2017, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P MidCap 400 E-Mini Long Futures	152	$25,619,600	March 2017	$63,908
The average notional value of long futures contracts held by the Fund throughout the period was $26,829,283. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $25,619,600 at January 31, 2017, which represents 2.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$12,255,878	$13,067,520
4	Affiliated holding.
9

Transactions involving the affiliated holdings during the period ended January 31, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Investors, Inc.	52,861	—	(3,533)	49,328	$1,283,021	$66,076
Federated Government Obligations Fund, Institutional Shares	18,424,117	35,548,086	(40,904,683)	13,067,520	$13,067,520	$30,203
Federated Institutional Prime Value Obligations Fund, Institutional Shares	13,162,383	53,200,805	(42,056,198)	24,306,990	$24,309,421	$44,884
TOTAL OF AFFILIATED TRANSACTIONS	31,639,361	88,748,891	(82,964,414)	37,423,838	$38,659,962	$141,163
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	At January 31, 2017, the cost of investments for federal tax purposes was $564,712,875. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $344,416,608. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $357,436,458 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,019,850.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
10

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11
Federated Max-Cap Index Fund
Portfolio of Investments
January 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—96.2%[1]
		Consumer Discretionary—11.8%
401		Advance Auto Parts, Inc.	$65,860
9,045	[2]	Amazon.com, Inc.	7,448,377
1,867	[2]	AutoNation, Inc.	99,175
723	[2]	AutoZone, Inc.	524,161
4,453		Bed Bath & Beyond, Inc.	179,679
5,369		Best Buy Co., Inc.	239,028
5,603		Block (H&R), Inc.	120,240
5,760		BorgWarner, Inc.	235,181
8,346		CBS Corp., Class B	538,234
817	[2]	CarMax, Inc.	54,502
5,437		Carnival Corp.	301,101
4,844	[2]	Charter Communications, Inc.	1,569,214
551	[2]	Chipotle Mexican Grill, Inc.	232,213
292		Coach, Inc.	10,906
58,233		Comcast Corp., Class A	4,391,933
6,223		D. R. Horton, Inc.	186,130
2,248		Darden Restaurants, Inc.	164,733
6,903		Delphi Automotive PLC	483,624
2,729	[2]	Discovery Communications, Inc., Class A	77,367
5,899	[2]	Discovery Communications, Inc., Class C	163,461
5,284		Dollar General Corp.	390,065
8,071	[2]	Dollar Tree, Inc.	623,000
2,414		Expedia, Inc.	293,518
2,534		Foot Locker, Inc.	173,680
93,665		Ford Motor Co.	1,157,699
13,851		Gap (The), Inc.	318,989
1,933		Garmin Ltd.	93,345
33,260		General Motors Co.	1,217,649
3,891		Genuine Parts Co.	376,688
6,162		Goodyear Tire & Rubber Co.	199,587
9,913		Hanesbrands, Inc.	235,037
3,329		Harley Davidson, Inc.	189,886
3,643		Harman International Industries, Inc.	404,956
2,833		Hasbro, Inc.	233,751
28,450		Home Depot, Inc.	3,914,151
10,876		Interpublic Group Cos., Inc.	255,912
8,117		Kohl's Corp.	323,300
2,398		L Brands, Inc.	144,384
199	[2]	LKQ Corp.	6,350
3,993		Leggett and Platt, Inc.	190,546
9,720		Lennar Corp., Class A	433,998
20,689		Lowe's Cos., Inc.	1,511,952
5,936		Macy's, Inc.	175,349
10,056		Marriott International, Inc., Class A	850,738
7,181		Mattel, Inc.	188,214
19,537		McDonald's Corp.	2,394,650
8,675	[2]	Michael Kors Holdings Ltd.	371,377

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
1,375	[2]	Mohawk Industries, Inc.	$296,780
8,108	[2]	NetFlix, Inc.	1,140,877
10,173		Newell Brands, Inc.	481,488
4,392		News Corp.	55,559
6,894		News Corp., Class A	84,727
26,463		Nike, Inc., Class B	1,399,893
6,746	[3]	Nordstrom, Inc.	298,308
2,312	[2]	O'Reilly Automotive, Inc.	606,368
5,956		Omnicom Group, Inc.	510,131
4,221		PVH Corp.	395,972
1,045		Ralph Lauren Corp.	92,409
12,494		Ross Stores, Inc.	825,978
1,237		Royal Caribbean Cruises, Ltd.	115,820
1,133		Signet Jewelers Ltd.	88,000
12,913		Staples, Inc.	118,800
34,375		Starbucks Corp.	1,898,188
15,629		TJX Cos., Inc.	1,170,925
13,226		Target Corp.	852,812
2,926		Tegna, Inc.	67,035
1,109	[2]	The Priceline Group, Inc.	1,746,819
1,916		Tiffany & Co.	150,828
17,328		Time Warner, Inc.	1,678,217
83		Tractor Supply Co.	6,115
7,381	[2]	TripAdvisor, Inc.	390,455
23,638		Twenty-First Century Fox, Inc.	741,760
12,065		Twenty-First Century Fox, Inc., Class B	374,136
1,178	[2]	Ulta Beauty, Inc.	320,746
3,517	[2,3]	Under Armour, Inc., Class A	75,580
3,395	[2]	Under Armour, Inc., Class C	65,252
599	[2]	Urban Outfitters, Inc.	15,897
8,472		V.F. Corp.	436,139
1,582		Viacom, Inc., Class B - New	66,665
35,950		Walt Disney Co.	3,977,868
441		Whirlpool Corp.	77,126
2,968		Wyndham Worldwide Corp.	234,650
4,304		Wynn Resorts Ltd.	436,555
7,851		Yum! Brands, Inc.	514,476
		TOTAL	55,563,244
		Consumer Staples—8.9%
45,697		Altria Group, Inc.	3,252,712
12,300		Archer-Daniels-Midland Co.	544,398
25,131		CVS Health Corp.	1,980,574
8,252		Campbell Soup Co.	513,522
6,112		Church and Dwight, Inc.	276,385
2,891		Clorox Co.	346,920
19,839		Colgate-Palmolive Co.	1,281,203
8,430		Conagra Brands, Inc.	329,529
2,664		Constellation Brands, Inc., Class A	398,961
8,687		Costco Wholesale Corp.	1,424,234
4,737		Dr. Pepper Snapple Group, Inc.	432,014
5,710		Estee Lauder Cos., Inc., Class A	463,709

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
13,893		General Mills, Inc.	$868,035
2,773		Hershey Foods Corp.	292,468
5,540		Kellogg Co.	402,813
8,316		Kimberly-Clark Corp.	1,007,317
13,242		Kraft Heinz Co./The	1,182,378
21,613		Kroger Co.	733,978
2,717		McCormick & Co., Inc.	259,609
7,388		Mead Johnson Nutrition Co.	520,558
3,793		Molson Coors Brewing Co., Class B	366,100
35,647		Mondelez International, Inc.	1,578,449
9,346	[2]	Monster Beverage Corp.	398,140
33,532		PepsiCo, Inc.	3,479,951
36,310		Philip Morris International	3,490,480
62,301		Procter & Gamble Co.	5,457,568
15,052		Reynolds American, Inc.	905,077
4,451		Smucker (J.M.) Co.	604,668
10,812		Sysco Corp.	567,198
90,684		The Coca-Cola Co.	3,769,734
10,308		Tyson Foods, Inc., Class A	647,239
35,392		Wal-Mart Stores, Inc.	2,362,062
19,802		Walgreens Boots Alliance, Inc.	1,622,576
6,158		Whole Foods Market, Inc.	186,095
		TOTAL	41,946,654
		Energy—6.9%
12,262		Anadarko Petroleum Corp.	852,577
8,085		Apache Corp.	483,645
13,198		Baker Hughes, Inc.	832,530
8,752		Cabot Oil & Gas Corp., Class A	187,993
10,814	[2]	Chesapeake Energy Corp.	69,750
41,656		Chevron Corp.	4,638,396
1,864		Cimarex Energy Co.	252,031
4,985	[2]	Concho Resources, Inc.	695,108
29,469		ConocoPhillips	1,436,908
7,359		Devon Energy Corp.	335,129
15,469		EOG Resources, Inc.	1,571,341
3,724		EQT Corp.	225,786
96,215		Exxon Mobil Corp.	8,071,476
19,119		Halliburton Co.	1,081,562
5,290		Helmerich & Payne, Inc.	376,436
2,571		Hess Corp.	139,297
44,619		Kinder Morgan, Inc.	996,788
17,092		Marathon Oil Corp.	286,291
12,410		Marathon Petroleum Corp.	596,300
9,091		National Oilwell Varco, Inc.	343,731
3,557	[2]	Newfield Exploration Co.	142,565
15,388		Noble Energy, Inc.	611,827
4,081		ONEOK, Inc.	224,904
18,270		Occidental Petroleum Corp.	1,238,158
7,624		Phillips 66	622,271
3,678		Pioneer Natural Resources, Inc.	662,886
3,039		Range Resources Corp.	98,281

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
32,643		Schlumberger Ltd.	$2,732,545
32,426	[2]	Southwestern Energy Co.	292,158
10,699		Spectra Energy Corp.	445,613
9,592	[2]	TechnipFMC PLC	322,483
2,909		Tesoro Petroleum Corp.	235,193
6,882	[2]	Transocean Ltd.	96,142
11,114		Valero Energy Corp.	730,857
17,421		Williams Companies, Inc.	502,422
		TOTAL	32,431,380
		Financials—14.1%
1,219	[2]	Affiliated Managers Group	185,727
10,069		Aflac, Inc.	704,729
7,890		Allstate Corp.	593,407
18,347		American Express Co.	1,401,344
19,129		American International Group, Inc.	1,229,229
3,773		Ameriprise Financial, Inc.	423,595
8,073		Aon PLC	909,827
19,687		BB&T Corp.	909,342
242,962		Bank of America Corp.	5,500,660
44,104	[2]	Berkshire Hathaway, Inc., Class B	7,239,231
2,920		Blackrock, Inc.	1,092,022
5,996		CME Group, Inc.	725,996
11,462		Capital One Financial Corp.	1,001,664
11,081		Chubb Ltd.	1,457,041
2,879		Cincinnati Financial Corp.	203,200
65,471		Citigroup, Inc.	3,655,246
10,546		Citizens Financial Group, Inc.	381,449
3,321		Comerica, Inc.	224,267
8,682		Discover Financial Services	601,489
5,045	[2]	E*Trade Financial Corp.	188,935
19,095		Fifth Third Bancorp	498,379
9,148		Franklin Resources, Inc.	363,541
3,310		Gallagher (Arthur J.) & Co.	178,177
8,352		Goldman Sachs Group, Inc.	1,915,281
9,394		Hartford Financial Services Group, Inc.	457,582
28,409		Huntington Bancshares, Inc.	384,374
9,899		Intercontinental Exchange, Inc.	577,706
10,851		Invesco Ltd.	313,811
79,986		JPMorgan Chase & Co.	6,769,215
22,500		KeyCorp	404,325
5,574		Leucadia National Corp.	132,940
1,945		Lincoln National Corp.	131,307
11,115		Loews Corp.	517,737
3,872		M & T Bank Corp.	629,471
11,621		Marsh & McLennan Cos., Inc.	790,460
26,157		MetLife, Inc.	1,423,202
4,304		Moody's Corp.	446,196
38,512		Morgan Stanley	1,636,375
3,287		NASDAQ, Inc.	231,865
20,371		Navient Corp.	306,380
5,412		Northern Trust Corp.	448,979

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
11,618		PNC Financial Services Group	$1,399,504
9,510		People's United Financial, Inc.	178,312
6,719		Principal Financial Group	383,588
14,662		Progressive Corp. Ohio	548,945
12,024		Prudential Financial	1,263,843
43,890		Regions Financial Corp.	632,455
5,588		S&P Global, Inc.	671,566
26,707		Schwab (Charles) Corp.	1,101,397
11,175		State Street Corp.	851,535
12,135		SunTrust Banks, Inc.	689,511
24,186		Synchrony Financial	866,342
2,662		T. Rowe Price Group, Inc.	179,525
19,760		The Bank of New York Mellon Corp.	883,865
6,930		The Travelers Cos, Inc.	816,215
5,594		Torchmark Corp.	411,383
32,557		U.S. Bancorp	1,714,126
4,348		Unum Group	197,530
100,268		Wells Fargo & Co.	5,648,096
3,189		Willis Towers Watson PLC	399,040
44		XL Group Ltd.	1,653
3,659		Zions Bancorp	154,373
		TOTAL	66,178,507
		Health Care—13.2%
33,986		Abbott Laboratories	1,419,595
38,108		AbbVie, Inc.	2,328,780
9,892		Aetna, Inc.	1,173,290
8,453		Agilent Technologies, Inc.	413,943
4,916	[2]	Alexion Pharmaceuticals, Inc.	642,423
7,492	[2]	Allergan PLC	1,639,924
3,652		AmerisourceBergen Corp.	318,747
17,471		Amgen, Inc.	2,737,356
5,849		Anthem, Inc.	901,565
679		Bard (C.R.), Inc.	161,147
12,297		Baxter International, Inc.	589,149
4,980		Becton, Dickinson & Co.	882,904
5,045	[2]	Biogen, Inc.	1,398,676
29,318	[2]	Boston Scientific Corp.	705,391
34,747		Bristol-Myers Squibb Co.	1,708,163
6,262		CIGNA Corp.	915,630
8,003		Cardinal Health, Inc.	599,905
17,724	[2]	Celgene Corp.	2,058,643
3,200	[2]	Centene Corp.	202,464
6,696	[2]	Cerner Corp.	359,642
870		Cooper Cos., Inc.	160,611
14,614		Danaher Corp.	1,226,407
3,179	[2]	Davita, Inc.	202,661
1,609		Dentsply Sirona, Inc.	91,230
2,452	[2]	Edwards Lifesciences Corp.	235,980
2,230	[2]	Endo International PLC	27,295
2,025	[2]	Envision Healthcare Corp.	137,700
17,482	[2]	Express Scripts Holding Co.	1,204,160

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
33,385		Gilead Sciences, Inc.	$2,418,743
6,841	[2]	HCA Holdings, Inc.	549,196
2,150	[2]	Henry Schein, Inc.	343,699
6,738	[2]	Hologic, Inc.	273,091
4,539		Humana, Inc.	900,992
2,070	[2]	IDEXX Laboratories, Inc.	253,223
3,408	[2]	Illumina, Inc.	545,621
1,246	[2]	Intuitive Surgical, Inc.	863,092
63,187		Johnson & Johnson	7,155,928
2,083	[2]	Laboratory Corp. of America Holdings	279,559
23,055		Lilly (Eli) & Co.	1,775,927
6,758	[2]	Mallinckrodt PLC	329,317
5,188		McKesson Corp.	721,910
32,307		Medtronic PLC	2,455,978
64,365		Merck & Co., Inc.	3,989,986
78	[2]	Mettler Toledo International, Inc.	33,277
9,979	[2]	Mylan NV	379,701
810		Patterson Companies, Inc.	33,704
1,837		PerkinElmer, Inc.	97,710
2,917		Perrigo Co. PLC	222,130
141,452		Pfizer, Inc.	4,488,272
2,711		Quest Diagnostics, Inc.	249,195
2,339	[2]	Regeneron Pharmaceuticals, Inc.	840,379
5,283		Stryker Corp.	652,609
9,431		Thermo Fisher Scientific, Inc.	1,437,190
23,370		UnitedHealth Group, Inc.	3,788,277
2,115		Universal Health Services, Inc., Class B	238,212
8,642	[2]	Vertex Pharmaceuticals, Inc.	742,089
2,225	[2]	Varian Medical Systems, Inc.	172,771
2,187	[2]	Waters Corp.	309,789
6,812		Zimmer Biomet Holdings, Inc.	806,064
7,104		Zoetis, Inc.	390,294
		TOTAL	62,181,306
		Industrials—9.9%
14,139		3M Co.	2,471,780
6,116		AMETEK, Inc.	312,528
96		Acuity Brands, Inc., Holding Company	19,894
5,339		Alaska Air Group, Inc.	500,905
1,521		Allegion PLC	99,884
11,030		American Airlines Group, Inc.	488,077
13,542		Boeing Co./The	2,213,034
245		C.H. Robinson Worldwide, Inc.	18,635
20,395		CSX Corp.	946,124
13,030		Caterpillar, Inc.	1,246,450
114		Cintas Corp.	13,237
5,177		Cummins, Inc.	761,071
6,275		Deere & Co.	671,739
17,002		Delta Air Lines, Inc.	803,174
3,529		Dover Corp.	274,380
2,689		Dun & Bradstreet Corp.	329,725
11,089		Eaton Corp PLC	784,879

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
15,036		Emerson Electric Co.	$882,012
2,474		Equifax, Inc.	290,151
4,988		Expeditors International Washington, Inc.	259,775
5,852		Fastenal Co.	290,727
5,417		FedEx Corp.	1,024,409
3,398		Flowserve Corp.	167,046
7,299		Fluor Corp.	405,094
2,843		Fortive Corp.	157,246
2,738		Fortune Brands Home & Security, Inc.	150,946
5,317		General Dynamics Corp.	962,802
197,018		General Electric Co.	5,851,435
17,979		Honeywell International, Inc.	2,127,275
1,977		Hunt (J.B.) Transportation Services, Inc.	195,881
7,652		Illinois Tool Works, Inc.	973,334
6,402		Ingersoll-Rand PLC	507,999
6,572	[2]	Jacobs Engineering Group, Inc.	384,791
20,563		Johnson Controls International PLC	904,361
5,108		Kansas City Southern Industries, Inc.	438,828
1,500		L3 Technologies, Inc.	238,035
5,995		Lockheed Martin Corp.	1,506,723
6,153		Masco Corp.	202,741
8,808		Nielsen Holdings PLC	360,335
6,622		Norfolk Southern Corp.	777,820
4,263		Northrop Grumman Corp.	976,568
7,900		PACCAR, Inc.	531,749
4,650		Parker-Hannifin Corp.	684,154
7,802		Pentair PLC	457,431
18,756		Pitney Bowes, Inc.	298,596
9,845	[2]	Quanta Services, Inc.	353,337
5,203		Raytheon Co.	750,064
1,370		Republic Services, Inc.	78,611
3,899		Robert Half International, Inc.	183,487
3,290		Rockwell Automation, Inc.	486,887
3,488		Rockwell Collins	316,571
2,581		Roper Technologies, Inc.	495,165
653		Ryder Systems, Inc.	50,673
1,597		Snap-On, Inc.	289,903
13,860		Southwest Airlines Co.	725,017
3,400		Stanley Black & Decker, Inc.	421,600
2,259	[2]	Stericycle, Inc.	174,259
1,652		Textron, Inc.	78,255
1,284		Transdigm Group, Inc.	277,858
19,289		Union Pacific Corp.	2,055,822
6,064	[2]	United Continental Holdings, Inc.	427,330
13,997		United Parcel Service, Inc.	1,527,493
4,041	[2]	United Rentals, Inc.	511,227
15,599		United Technologies Corp.	1,710,742
3,433	[2]	Verisk Analytics, Inc.	283,703
2,223		W. W. Grainger, Inc.	561,463
10,028		Waste Management, Inc.	696,946

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
3,245		Xylem, Inc.	$160,011
		TOTAL	46,580,204
		Information Technology—20.4%
12,515		Accenture PLC	1,425,083
21,858		Activision Blizzard, Inc.	878,910
11,050	[2]	Adobe Systems, Inc.	1,252,849
7,325	[2]	Akamai Technologies, Inc.	502,422
1,148		Alliance Data Systems Corp.	262,180
6,807	[2]	Alphabet, Inc., Class A	5,583,033
6,879	[2]	Alphabet, Inc., Class C	5,481,118
7,597		Amphenol Corp., Class A	512,722
6,714		Analog Devices, Inc.	503,147
123,477		Apple, Inc.	14,983,934
23,592		Applied Materials, Inc.	808,026
3,952	[2]	Autodesk, Inc.	321,456
10,870		Automatic Data Processing, Inc.	1,097,761
10,420		Broadcom Ltd.	2,078,790
371		CA, Inc.	11,601
117,061		Cisco Systems, Inc.	3,596,114
3,397	[2]	Citrix Systems, Inc.	309,772
13,948	[2]	Cognizant Technology Solutions Corp.	733,525
12,688		Corning, Inc.	336,105
23,956	[2]	eBay, Inc.	762,520
6,414	[2]	Electronic Arts, Inc.	535,120
5,121	[2]	FIserv, Inc.	550,149
3,881		FLIR Systems, Inc.	137,116
1,199	[2]	F5 Networks, Inc.	160,702
53,757	[2]	Facebook, Inc.	7,005,612
6,995		Fidelity National Information Services, Inc.	555,543
366		Global Payments, Inc.	28,285
36,596		HP, Inc.	550,770
2,441		Harris Corp.	250,715
36,563		Hewlett Packard Enterprise Co.	829,249
110,615		Intel Corp.	4,072,844
19,840		International Business Machines Corp.	3,462,477
5,563		Intuit, Inc.	659,661
9,521		Juniper Networks, Inc.	254,972
3,222		KLA-Tencor Corp.	274,224
5,876		Lam Research Corp.	674,917
4,829		Linear Technology Corp.	304,855
22,403		Mastercard, Inc., Class A	2,382,111
4,304		Microchip Technology, Inc.	289,874
21,827	[2]	Micron Technology, Inc.	526,249
180,200		Microsoft Corp.	11,649,930
3,962		Motorola Solutions, Inc.	319,773
11,987		NVIDIA Corp.	1,308,741
12,431		NetApp, Inc.	476,356
70,283		Oracle Corp.	2,819,051
8,170		Paychex, Inc.	492,569
20,221	[2]	PayPal Holdings, Inc.	804,391
2,213	[2]	Qorvo, Inc.	142,097

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
33,431		Qualcomm, Inc.	$1,786,218
4,182	[2]	Red Hat, Inc.	317,330
17,935	[2]	Salesforce.com, Inc.	1,418,659
5,692		Seagate Technology	256,994
1,379		Skyworks Solutions, Inc.	126,510
5,330		Symantec Corp.	146,842
5,024		TE Connectivity Ltd.	373,534
10,981	[2]	Teradata Corporation	322,402
23,620		Texas Instruments, Inc.	1,784,255
3,935		Total System Services, Inc.	199,426
2,407	[2,3]	Verisign, Inc.	193,066
43,676		Visa, Inc., Class A Shares	3,612,442
9,900		Western Digital Corp.	789,327
9,086		Western Union Co.	177,904
22,509		Xerox Corp.	155,987
6,575		Xilinx, Inc.	382,665
26,112	[2]	Yahoo, Inc.	1,150,756
		TOTAL	96,153,738
		Materials—2.8%
6,525		Air Products & Chemicals, Inc.	911,934
2,096		Albemarle Corp.	194,173
2,681		Avery Dennison Corp.	195,767
1,090		Ball Corp.	83,123
22,034		Dow Chemical Co.	1,313,887
20,667		Du Pont (E.I.) De Nemours	1,560,359
3,972		Eastman Chemical Co.	307,830
7,898		Ecolab, Inc.	948,787
2,318		FMC Corp.	139,451
44,297	[2]	Freeport-McMoRan, Inc.	737,545
2,207		International Flavors & Fragrances, Inc.	258,683
8,654		International Paper Co.	489,816
5,184		LyondellBasell Industries NV, Class A	483,512
1,262		Martin Marietta Materials	289,755
10,536		Monsanto Co.	1,141,154
9,049		Mosaic Co./The	283,867
10,798		Newmont Mining Corp.	391,751
6,637		Nucor Corp.	385,543
6,562		PPG Industries, Inc.	656,266
8,408		Praxair, Inc.	995,844
3,594		Sealed Air Corp.	174,309
1,800		Sherwin-Williams Co.	546,858
2,691		Vulcan Materials Co.	345,336
5,244		WestRock Co.	279,820
		TOTAL	13,115,370
		Real Estate—2.7%
11,945		American Tower Corp.	1,236,307
2,879		Apartment Investment & Management Co., Class A	126,877
3,435		Avalonbay Communities, Inc.	595,320
3,917		Boston Properties, Inc.	512,735
10,940		Crown Castle International Corp.	960,860
3,192		Digital Realty Trust, Inc.	343,555

Shares			Value
		COMMON STOCKS—continued[1]
		Real Estate—continued
1,005		Equinix, Inc.	$386,905
4,875		Equity Residential Properties Trust	296,254
1,715		Essex Property Trust, Inc.	384,674
1,983		Federal Realty Investment Trust	278,473
15,223		GGP, Inc.	378,139
9,212		HCP, Inc.	279,308
28,955		Host Hotels & Resorts, Inc.	523,217
4,241		Iron Mountain, Inc.	151,828
11,604		Kimco Realty Corp.	288,824
4,975		Mid-American Apartment Communities, Inc.	472,376
11,327		ProLogis, Inc.	553,324
3,651		Public Storage	784,965
10,127		Realty Income Corp.	603,873
2,525		SL Green Realty Corp.	275,149
7,503		Simon Property Group, Inc.	1,378,826
7,469		UDR, Inc.	261,042
7,428		Ventas, Inc.	458,085
4,413		Vornado Realty Trust	469,146
8,849		Welltower, Inc.	586,689
9,927		Weyerhaeuser Co.	311,013
		TOTAL	12,897,764
		Telecommunication Services—2.4%
142,838		AT&T, Inc.	6,022,050
10,745	[3]	CenturyLink, Inc.	277,866
14,203	[3]	Frontier Communications Corp.	49,568
7,322	[2]	Level 3 Communications, Inc.	435,366
94,970		Verizon Communications	4,654,480
		TOTAL	11,439,330
		Utilities—3.1%
34,258		AES Corp.	391,912
4,037		Alliant Energy Corp.	151,993
6,355		Ameren Corp.	334,591
10,992		American Electric Power Co., Inc.	704,148
4,733		American Water Works Co., Inc.	347,592
5,344		CMS Energy Corp.	227,654
19,184		CenterPoint Energy, Inc.	502,813
7,660		Consolidated Edison Co.	569,521
4,607		DTE Energy Co.	454,434
15,070		Dominion Resources, Inc.	1,149,540
16,494		Duke Energy Corp.	1,295,439
7,264		Edison International	529,400
1,031		Entergy Corp.	73,861
6,485		EverSource Energy	358,750
27,601		Exelon Corp.	990,324
8,393		FirstEnergy Corp.	254,476
21,975		NRG Energy, Inc.	363,466
12,706		NextEra Energy, Inc.	1,571,986
11,775		PG & E Corp.	728,755
17,004		PPL Corp.	592,419
1,984		Pinnacle West Capital Corp.	154,018
12,724		Public Service Enterprises Group, Inc.	563,037

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
219		SCANA Corp.	$15,045
3,542		Sempra Energy	362,665
17,985		Southern Co.	888,999
7,439		WEC Energy Group, Inc.	439,273
12,842		Xcel Energy, Inc.	530,631
		TOTAL	14,546,742
		TOTAL COMMON STOCKS (IDENTIFIED COST $146,985,374)	453,034,239
		INVESTMENT COMPANIES—3.8%[4]
881,206	[5]	Federated Government Obligations Fund, Institutional Shares, 0.44%[6]	881,206
16,858,252		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.84%[6]	16,859,938
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,739,458)	17,741,144
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $164,724,832)[7]	470,775,383
		OTHER ASSETS AND LIABILITIES - NET—0.0%[8]	27,392
		TOTAL NET ASSETS—100%	$470,802,775
At January 31, 2017, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	26	$2,956,850	March 2017	$11,241
2S&P 500 Index Long Futures	26	$14,784,250	March 2017	$138,790
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$150,031
The average notional value of long contracts held by the Fund throughout the period was $18,645,848. This is based on the amounts held as of each month-end throughout the three month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $17,741,100 at January 31, 2017, which represents 3.8% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2017, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$855,727	$881,206
4	Affiliated holding.
Transactions involving the affiliated holdings during the period ended January 31, 2017, were as follows:
	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2017	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	426,423	2,183,123	(1,728,340)	881,206	$881,206	$2,224
Federated Institutional Prime Value Obligations Fund, Institutional Shares	20,018,974	36,422,329	(39,583,051)	16,858,252	$16,859,938	$30,159
TOTAL OF AFFILIATED TRANSACTIONS	20,445,397	38,605,452	(41,311,391)	17,739,458	17,741,144	$32,383
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.

7	The cost of investments for federal tax purposes was $164,724,832. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts $ 306,050,551. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $307,184,951 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,134,400.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
13

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017